Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Oct. 01, 2026	Sep. 14, 2026	Jan. 09, 2026
Disclosure of non-adjusting events after reporting period [line items]
Payment for repurchase of shares		$ 65.8	$ 120.0
Share repurchase program authorized amount		$ 400.0	$ 120.0
Ordinary shares repurchased		288,886	505,418
Events After Reporting Period [Member] | September Share Repurchase Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payment for repurchase of shares	$ 273.4
Share repurchase program authorized amount	$ 400.0
Ordinary shares repurchased	1,204,695